Long-Term Debt - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2019 USD ($)
Debt Instrument [Line Items]
Subordinated debt, debt raised during the year	₨ 6,000.0	₨ 20,000.0
Other long term debt, debt raised during the year	311,093.6	325,517.1
Perpetual debt, debt raised during the year	3,000.0	80,000.0
Other long-term debt	833,265.2	701,885.6	$ 12,048.4
Foreign currency borrowings
Debt Instrument [Line Items]
Other long-term debt	36,305.9	32,260.9
Functional currency borrowings
Debt Instrument [Line Items]
Other long-term debt	₨ 796,959.3	₨ 669,624.7